Share-based Compensation - Activity (Details)	9 Months Ended
Sep. 30, 2024 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding - beginning balance (in shares)	545,872
Granted (in shares)	44,250
Exercised (in shares)	(333)
Cancelled (in shares)	(271,438)
Outstanding - ending balance (in shares)	318,351
Exercisable - ending balance (in shares)	196,498
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Non-vested - beginning balance (in shares)	203,008
Granted (in shares)	1,105,362
Vested (in shares)	(154,983)
Forfeited (in shares)	(14,749)
Non-vested - ending balance (in shares)	1,138,638